Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table
					Value of Initial Fixed $100 Investment Based on:(4)
Year(1)	Summary Compensation Table Total for PEO(2)	Compensation Actually Paid to PEO(3)	Average Summary Compensation Table Total for Non-PEO NEOs(2)	Average Compensation Actually Paid to Non-PEO NEOs(3)	Plug Power Total Shareholder Return	Peer Group Total Shareholder Return(5)	GAAP Net Income ($mil.)	GAAP Revenue ($mil.)
2025	$4,400,653	$5,508,082	$2,814,078	$3,151,734	$6	$64	$(1,632)	$710
2024	$2,240,079	$(406,623)	$2,760,755	$1,749,209	$6	$48	$(2,105)	$629
2023	$7,252,805	$(4,110,966)	$3,697,805	$(1,575,440)	$13	$60	$(1,369)	$891
2022	$766,555	$(75,973,705)	$935,683	$(26,246,111)	$36	$65	$(724)	$701
2021	$52,248,305	$3,988,254	$23,665,540	$11,696,569	$83	$97	$(460)	$502

(1)
Andrew J. Marsh served as the PEO for the entirety of 2025, 2024, 2023, 2022 and 2021. Our Non-PEO NEOs for the applicable years were as follows:

•
2025: Jose Luis Crespo, Paul B. Middleton, Dean Fullerton and Benjamin Haycraft

•
2024: Sanjay K. Shrestha, Paul B. Middleton, Dean Fullerton and Gerard L. Conway, Jr.

•
2023: Paul B. Middleton, Sanjay K. Shrestha, Gerard L. Conway, Jr. and Jose Luis Crespo

•
2022: Paul B. Middleton, Sanjay K. Shrestha, Gerard L. Conway, Jr., Jose Luis Crespo, Dirk Ole Hoefelmann and Keith C. Schmid

•
2021: Paul B. Middleton, Sanjay K. Shrestha, Dirk Ole Hoefelmann, and Gerard L. Conway, Jr.

(2)
Amounts reported in these columns represent (i) the total compensation reported in the Summary Compensation Table (“SCT”) for the applicable year in the case of our PEO, Mr. Marsh, and (ii) the average of the total compensation reported in the SCT for the applicable year for our Non-PEO NEOs.

(3)
Amounts reported in these columns represent CAP; adjustments were made to the amounts reported in the SCT for the applicable year. A reconciliation of the adjustments for Mr. Marsh and for the average of the Non-PEO NEOs is set forth in the following table, which describes the adjustments, each of which is prescribed by the SEC rules, to calculate the CAP Amounts from SCT amounts.

(4)
Total Shareholder Return (“TSR”) is cumulative for the measurement periods beginning on December 31, 2020 and ending on December 31 of each of 2025, 2024, 2023, 2022 and 2021, respectively, calculated in accordance with Item 201(e) of Regulation S-K.

(5)
“Peer Group” represents the NASDAQ Clean Edge Green Energy Index, a published industry index, which is used by the Company for purposes of compliance with Item 201(e) of Regulation S-K.

The following table provides a reconciliation of the Summary Compensation Table totals to CAP for the PEO and the average of the Non-PEO NEOs, as required by SEC rules.
	2025		2024		2023		2022		2021
	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Summary Compensation Table Total	4,400,653	2,814,078	$2,240,079	$2,760,755	$7,252,805	$3,697,805	$766,555	$935,683	$52,248,305	$23,665,540
Minus Change in Pension Value Reported in SCT for the Covered Year	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0
Plus Pension Value Service Cost for the Covered Year	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0
Minus Stock Award Value and Option Award Value Reported in SCT for the Covered Year	$(2,655,000)	$(911,771)	$(1,612,500)	$(1,635,938)	$(6,485,000)	$(3,242,500)	$0	$(517,333)	$(50,800,000)	$(22,887,250)
Plus Year End Fair Value of Equity Awards Granted During the Covered Year that Remain Outstanding and Unvested as of Last Day of the Covered Year	3,613,251	1,204,417	$1,102,500	$1,323,516	$2,945,000	$1,472,500	$0	$324,000	$52,156,620	$22,534,449
Plus Year over Year Change in Fair Value as of the Last Day of the Covered Year of Outstanding and Unvested Equity Awards Granted in Prior Years	368,492(1)	77,673(1)	$(1,553,923)	$(582,721)	$(6,350,608)	$(2,967,601)	$(73,054,958)	$(25,617,390)	$(40,367,440)	$(9,546,769)
Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered Year	$0	$0	$0	$106,031	$0	$0	$0	$0	$0	$0
Plus Year over Year Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested During the Covered Year	(219,314)	(29,850)	$(123,779)	$(41,495)	$(1,473,163)	$(535,644)	$(3,685,302)	$(1,371,071)	$(9,249,231)	$(2,069,401)
Minus Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Year	$0	(2,813)	$(459,000)	$(180,939)	$0	$0	$0	$0	$0	$0
Plus Value of Dividends or other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation for the Covered Year	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0
Compensation Actually Paid	5,508,082	3,151,734	$(406,623)	$1,749,209	$(4,110,966)	$(1,575,440)	$(75,973,705)	$(26,246,111)	$3,988,254	$11,696,569
(1)
A performance-based tranche of equity awards granted in a prior year was modified during 2025 to remove performance conditions, such that vesting was based solely on continued service. This modification increased the fair value of the award as of December 31, 2025 compared to December 31, 2024.

In the table above, the unvested equity values are computed in accordance with the methodology used for financial reporting purposes, and for unvested awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the year.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote
(1)
Andrew J. Marsh served as the PEO for the entirety of 2025, 2024, 2023, 2022 and 2021. Our Non-PEO NEOs for the applicable years were as follows:

•
2025: Jose Luis Crespo, Paul B. Middleton, Dean Fullerton and Benjamin Haycraft
•
2024: Sanjay K. Shrestha, Paul B. Middleton, Dean Fullerton and Gerard L. Conway, Jr.
•
2023: Paul B. Middleton, Sanjay K. Shrestha, Gerard L. Conway, Jr. and Jose Luis Crespo

•
2022: Paul B. Middleton, Sanjay K. Shrestha, Gerard L. Conway, Jr., Jose Luis Crespo, Dirk Ole Hoefelmann and Keith C. Schmid

•
2021: Paul B. Middleton, Sanjay K. Shrestha, Dirk Ole Hoefelmann, and Gerard L. Conway, Jr.

Peer Group Issuers, Footnote	(5) “Peer Group” represents the NASDAQ Clean Edge Green Energy Index, a published industry index, which is used by the Company for purposes of compliance with Item 201(e) of Regulation S-K.
PEO Total Compensation Amount	$ 4,400,653	$ 2,240,079	$ 7,252,805	$ 766,555	$ 52,248,305
PEO Actually Paid Compensation Amount	$ 5,508,082	(406,623)	(4,110,966)	(75,973,705)	3,988,254
Adjustment To PEO Compensation, Footnote
(3)
Amounts reported in these columns represent CAP; adjustments were made to the amounts reported in the SCT for the applicable year. A reconciliation of the adjustments for Mr. Marsh and for the average of the Non-PEO NEOs is set forth in the following table, which describes the adjustments, each of which is prescribed by the SEC rules, to calculate the CAP Amounts from SCT amounts.
The following table provides a reconciliation of the Summary Compensation Table totals to CAP for the PEO and the average of the Non-PEO NEOs, as required by SEC rules.
	2025		2024		2023		2022		2021
	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Summary Compensation Table Total	4,400,653	2,814,078	$2,240,079	$2,760,755	$7,252,805	$3,697,805	$766,555	$935,683	$52,248,305	$23,665,540
Minus Change in Pension Value Reported in SCT for the Covered Year	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0
Plus Pension Value Service Cost for the Covered Year	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0
Minus Stock Award Value and Option Award Value Reported in SCT for the Covered Year	$(2,655,000)	$(911,771)	$(1,612,500)	$(1,635,938)	$(6,485,000)	$(3,242,500)	$0	$(517,333)	$(50,800,000)	$(22,887,250)
Plus Year End Fair Value of Equity Awards Granted During the Covered Year that Remain Outstanding and Unvested as of Last Day of the Covered Year	3,613,251	1,204,417	$1,102,500	$1,323,516	$2,945,000	$1,472,500	$0	$324,000	$52,156,620	$22,534,449
Plus Year over Year Change in Fair Value as of the Last Day of the Covered Year of Outstanding and Unvested Equity Awards Granted in Prior Years	368,492(1)	77,673(1)	$(1,553,923)	$(582,721)	$(6,350,608)	$(2,967,601)	$(73,054,958)	$(25,617,390)	$(40,367,440)	$(9,546,769)
Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered Year	$0	$0	$0	$106,031	$0	$0	$0	$0	$0	$0
Plus Year over Year Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested During the Covered Year	(219,314)	(29,850)	$(123,779)	$(41,495)	$(1,473,163)	$(535,644)	$(3,685,302)	$(1,371,071)	$(9,249,231)	$(2,069,401)
Minus Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Year	$0	(2,813)	$(459,000)	$(180,939)	$0	$0	$0	$0	$0	$0
Plus Value of Dividends or other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation for the Covered Year	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0
Compensation Actually Paid	5,508,082	3,151,734	$(406,623)	$1,749,209	$(4,110,966)	$(1,575,440)	$(75,973,705)	$(26,246,111)	$3,988,254	$11,696,569
(1)
A performance-based tranche of equity awards granted in a prior year was modified during 2025 to remove performance conditions, such that vesting was based solely on continued service. This modification increased the fair value of the award as of December 31, 2025 compared to December 31, 2024.

Non-PEO NEO Average Total Compensation Amount	$ 2,814,078	2,760,755	3,697,805	935,683	23,665,540
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,151,734	1,749,209	(1,575,440)	(26,246,111)	11,696,569
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Amounts reported in these columns represent CAP; adjustments were made to the amounts reported in the SCT for the applicable year. A reconciliation of the adjustments for Mr. Marsh and for the average of the Non-PEO NEOs is set forth in the following table, which describes the adjustments, each of which is prescribed by the SEC rules, to calculate the CAP Amounts from SCT amounts.
The following table provides a reconciliation of the Summary Compensation Table totals to CAP for the PEO and the average of the Non-PEO NEOs, as required by SEC rules.
	2025		2024		2023		2022		2021
	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Summary Compensation Table Total	4,400,653	2,814,078	$2,240,079	$2,760,755	$7,252,805	$3,697,805	$766,555	$935,683	$52,248,305	$23,665,540
Minus Change in Pension Value Reported in SCT for the Covered Year	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0
Plus Pension Value Service Cost for the Covered Year	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0
Minus Stock Award Value and Option Award Value Reported in SCT for the Covered Year	$(2,655,000)	$(911,771)	$(1,612,500)	$(1,635,938)	$(6,485,000)	$(3,242,500)	$0	$(517,333)	$(50,800,000)	$(22,887,250)
Plus Year End Fair Value of Equity Awards Granted During the Covered Year that Remain Outstanding and Unvested as of Last Day of the Covered Year	3,613,251	1,204,417	$1,102,500	$1,323,516	$2,945,000	$1,472,500	$0	$324,000	$52,156,620	$22,534,449
Plus Year over Year Change in Fair Value as of the Last Day of the Covered Year of Outstanding and Unvested Equity Awards Granted in Prior Years	368,492(1)	77,673(1)	$(1,553,923)	$(582,721)	$(6,350,608)	$(2,967,601)	$(73,054,958)	$(25,617,390)	$(40,367,440)	$(9,546,769)
Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered Year	$0	$0	$0	$106,031	$0	$0	$0	$0	$0	$0
Plus Year over Year Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested During the Covered Year	(219,314)	(29,850)	$(123,779)	$(41,495)	$(1,473,163)	$(535,644)	$(3,685,302)	$(1,371,071)	$(9,249,231)	$(2,069,401)
Minus Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Year	$0	(2,813)	$(459,000)	$(180,939)	$0	$0	$0	$0	$0	$0
Plus Value of Dividends or other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation for the Covered Year	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0
Compensation Actually Paid	5,508,082	3,151,734	$(406,623)	$1,749,209	$(4,110,966)	$(1,575,440)	$(75,973,705)	$(26,246,111)	$3,988,254	$11,696,569
(1)
A performance-based tranche of equity awards granted in a prior year was modified during 2025 to remove performance conditions, such that vesting was based solely on continued service. This modification increased the fair value of the award as of December 31, 2025 compared to December 31, 2024.

Compensation Actually Paid vs. Total Shareholder Return	Relationship between CAP and TSR. The graph below illustrates the relationship between our TSR and the Peer Group TSR, as well as the relationship between PEO and average Non-PEO NEOs CAP and our TSR.
Compensation Actually Paid vs. Net Income	Relationship between CAP and GAAP Net Income. The graph below illustrates the relationship between the PEO and average Non-PEO NEOs CAP and our GAAP net income.
Compensation Actually Paid vs. Company Selected Measure	Relationship between CAP and GAAP Revenue (our Company-Selected Measure). The graph below illustrates the relationship between the PEO and average Non-PEO NEOs CAP and the Company’s GAAP revenue.
Total Shareholder Return Vs Peer Group	Relationship between CAP and TSR. The graph below illustrates the relationship between our TSR and the Peer Group TSR, as well as the relationship between PEO and average Non-PEO NEOs CAP and our TSR.
Tabular List, Table
Performance Measures Used to Link Company Performance and CAP. The following is a list of performance measures that in our assessment represent the most important performance measures used by the Company to link CAP to the named executive officers for 2025. Each metric below is used for purposes of determining payouts under our annual incentive program. Please see the section titled “Compensation Discussion and Analysis” for a further description of these metrics and how they are used in the Company’s executive compensation program.
Revenue
Gross Margin
Individual Performance Goals

Total Shareholder Return Amount	$ 6	6	13	36	83
Peer Group Total Shareholder Return Amount	64	48	60	65	97
Net Income (Loss)	$ (1,632,000,000)	$ (2,105,000,000)	$ (1,369,000,000)	$ (724,000,000)	$ (460,000,000)
Company Selected Measure Amount	710,000,000	629,000,000	891,000,000	701,000,000	502,000,000
PEO Name	Andrew J. Marsh
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Gross Margin
Measure:: 3
Pay vs Performance Disclosure
Name	Individual Performance Goals
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,655,000)	(1,612,500)	(6,485,000)	0	(50,800,000)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,613,251	1,102,500	2,945,000	0	52,156,620
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	368,492	(1,553,923)	(6,350,608)	(73,054,958)	(40,367,440)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(219,314)	(123,779)	(1,473,163)	(3,685,302)	(9,249,231)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(459,000)	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(911,771)	(1,635,938)	(3,242,500)	(517,333)	(22,887,250)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,204,417	1,323,516	1,472,500	324,000	22,534,449
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	77,673	(582,721)	(2,967,601)	(25,617,390)	(9,546,769)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	106,031	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(29,850)	(41,495)	(535,644)	(1,371,071)	(2,069,401)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,813)	(180,939)	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0